Expense Example - PIMCO Municipal Bond Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	47	148	258	579	57	179	313	701	62	206	363	818	302	465	643	1,158	229	403	697	1,534